Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

Convertible Note

Pursuant to the securities purchase agreement we entered into in November 2016 with an unrelated third party (Note 7), 11,083,092 Class A common shares were issued.